Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

November 30, 2017

Dates Covered
Collections Period	11/01/17 - 11/30/17
Interest Accrual Period	11/15/17 - 12/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/17	226,320,222.29	19,899
Yield Supplement Overcollateralization Amount 10/31/17	4,441,816.00	0
Receivables Balance 10/31/17	230,762,038.29	19,899
Principal Payments	11,346,254.79	369
Defaulted Receivables	362,196.46	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/17	4,072,551.41	0
Pool Balance at 11/30/17	214,981,035.63	19,503

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	20.60%

Prepayment ABS Speed	1.15%

Overcollateralization Target Amount	10,110,890.72
Actual Overcollateralization	10,110,890.72

Weighted Average APR	3.67%
Weighted Average APR, Yield Adjusted	5.29%
Weighted Average Remaining Term	30.45

Delinquent Receivables:
Past Due 31-60 days	5,322,304.73	352
Past Due 61-90 days	1,295,416.78	88
Past Due 91-120 days	128,213.20	14
Past Due 121+ days	0.00	0
Total	6,745,934.71	454

Total 31+ Delinquent as % Ending Pool Balance	3.14%

Recoveries	229,273.32

Aggregate Net Losses/(Gains) - November 2017	132,923.14

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.69%
Prior Net Losses Ratio	-0.12%
Second Prior Net Losses Ratio	1.18%
Third Prior Net Losses Ratio	1.02%
Four Month Average	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.57%

Flow of Funds	$ Amount

Collections	12,280,062.68
Advances	3,646.08
Investment Earnings on Cash Accounts	11,354.24
Servicing Fee	(192,301.70)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,102,761.30

Distributions of Available Funds
(1) Class A Interest	234,055.52
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	1,154,776.66
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,110,890.72
(7) Distribution to Certificateholders	569,352.15
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,102,761.30

Servicing Fee	192,301.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 11/15/17	216,135,812.29
Principal Paid	11,265,667.38
Note Balance @ 12/15/17	204,870,144.91

Class A-1
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-2a
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-2b
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-3
Note Balance @ 11/15/17	87,805,812.29
Principal Paid	11,265,667.38
Note Balance @ 12/15/17	76,540,144.91
Note Factor @ 12/15/17	21.6215099%

Class A-4
Note Balance @ 11/15/17	107,600,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	107,600,000.00
Note Factor @ 12/15/17	100.0000000%

Class B
Note Balance @ 11/15/17	20,730,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	20,730,000.00
Note Factor @ 12/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	267,741.77
Total Principal Paid	11,265,667.38
Total Paid	11,533,409.15

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.25028%
Coupon	1.48028%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	83,415.52
Principal Paid	11,265,667.38
Total Paid to A-3 Holders	11,349,082.90

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2709032
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.3986901
Total Distribution Amount	11.6695933

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2356371
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.8239192
Total A-3 Distribution Amount	32.0595563

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	102.50
Noteholders' Principal Distributable Amount	897.50

Account Balances	$ Amount

Advances
Balance as of 10/31/17	46,602.95
Balance as of 11/30/17	50,249.03
Change	3,646.08

Reserve Account
Balance as of 11/15/17	2,527,722.68
Investment Earnings	1,974.28
Investment Earnings Paid	(1,974.28)
Deposit/(Withdrawal)	-
Balance as of 12/15/17	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68